Deferred income	12 Months Ended
Dec. 31, 2023
Deferred income
Deferred income

12. Deferred income

The Group expects the deferred income to be recognized as follows:

	December 31, 2023	December 31, 2022
Expected income recognition in year one after the balance sheet date	234,978	—
Expected income recognition in year two after the balance sheet date	89,232	—
Total deferred income	324,210	—

The deferred income relates to a grant from Eurostars/Innosuisse. See note 16 “other income” for further information related to the Eurostars/Innosuisse project.